Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Disclosure of issuance of shares

Ordinary shares
Shares in issue at December 31, 2022	36,044,706
Issued in relation to vesting of PSU, RSU and options	309,591
Shares in issue at December 31, 2023	36,354,297
Issued in relation to capital raise in October 2024	3,642,988
Issued in relation to vesting of PSU, RSU and options	365,810
Shares in issue at December 31, 2024	40,363,095
Issued in relation to vesting of PSU and RSUs	11,546
Shares in issue at December 31, 2025	40,374,641

In CHF thousands	Number of Treasury shares	Average price in CHF	Total TCHF value
As of January 1, 2025	3,500,000	0.28	981
Shares vested under the PSU program	(599,642)	0.28	(168)
Shares withheld to cover social security and tax liabilities	88,790	3.41	303
Shares vested under the RSU program	(33,015)	0.28	(9)
Shares withheld to cover social security and tax liabilities	6,840	3.28	22
Shares as of December 31, 2025	2,962,973	0.38	1,129